Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	June 30,	December 31,
	2025	2024
Buildings	$7,935,477	$7,620,784
Machinery equipment and tools	6,488,077	6,244,008
Electronic devices	101,802	96,866
Office equipment	31,792	21,054
Vehicles	228,727	324,888
Construction in progress	-	230,966
Subtotal	14,785,875	14,538,566
Less: accumulated depreciation	(4,461,273)	(4,152,824)
Total	$10,324,602	$10,385,742